Remuneration of senior management and non-executive directors (Tables)	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
Remuneration of directors and senior management
Remuneration of directors

			$ million
	2023	2022	2021
Total for all directors
Emoluments	8	8	9
Amounts received under incentive schemes[a]	6	13	4
Total	14	21	13
[a]Excludes amounts relating to past directors.
Remuneration of directors and senior management

			$ million
	2023	2022	2021
Total for all senior management and non-executive directors
Short-term employee benefits	31	31	30
Pensions and other post-retirement benefits	—	—	1
Share-based payments[a]	12	31	32
Termination benefits	—	—	—
Total	43	62	63